Expense Example	Feb. 28, 2026 USD ($)
Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,211
Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,035
Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,458
Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,286
Destinations International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,537
Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,366
Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,329
Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,155
Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	928
Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,404
Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,231
Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,156
Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	980
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,973
Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,809
Destinations Shelter Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,506
Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,335
Destinations Real Assets Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,692
Destinations Real Assets Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	$ 1,523